     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Colin M. Lancaster
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster          St. Francis, Wisconsin       December 4, 2003
---------------------------  -----------------------------  --------------------
      (Signature)                    (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        105

Form 13F Information Table Value Total:   $449,023
                                          -----------
                                          (thousands)

List of Other Included Managers:          None

                                                                  FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
      Column 1:                Column 2:  Column 3:  Column 4:              Column 5:        Column 6:  Column 7:    Column 8:
                                                                 --------------------------
       Name of                 Title of    CUSIP                 Shares or   Shares/  Put/  Investment   Other    Voting Authority
                                                                                                                 -----------------
       Issuer                   Class     Number      Value      Principal   Prn. Amt Call  Discretion  Managers  Sole  Shared None
                                                     (X$1000)      Amount
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED ENERGY IND              COMMON   007973100        $542     11,000  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC                   COMMON   00826T108      $2,427     14,300  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
STANDARD AUTOMOTIVE CORP         COMMON   853097103        $405     45,000  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
STANDARD AUTOMOTIVE CORP          PREF    853097202        $699     77,700  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC               OPTION   02364J904     $11,316      1,500            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
BASE TEN SYSTEMS                 COMMON   069779304         $61     25,520  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
BUDGET GROUP INC                 OPTION   119003901        $453        500            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
BJ SERVICES CO                  WARRANT   055482111        $737     13,700  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INT'L              WARRANT   09067K114        $455      8,000  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
COEUR D'ALENE MINING              PREF    192108207        $508    140,170  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CELL GENESYS INC                 COMMON   150921104      $1,794    140,000  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            PREF    165167305        $384     16,000  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CELLSTAR CORP                     DEBT    150925AC9     $34,647     44,975  PRN               SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP             OPTION   16161A908      $3,884        500            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT'L RAILWAY CO        COMMON   136375102        $663     25,200  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
3 COM CORP                       OPTION   885535904      $4,700      1,000            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                        OPTION   232572957        $690        150             PUT    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                         DEBT    232572AC1     $10,691      9,524  PRN               SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
DELTA PINE & LAND CO             COMMON   247357106      $3,384    194,774  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
DURAMED PHARMACEUTICALS          OPTION   266354959        $713      1,000             PUT    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE GROUP INC                COMMON   269246104      $3,020    115,600  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE GROUP INC                OPTION   269246904      $6,531      2,500            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC                    COMMON   284131208        $670     22,700  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
ETOYS INC                        COMMON   297862104      $1,969     75,000  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES           WARRANT   31410H127      $1,891     78,800  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
FRIEDE GOLDMAN HALTER INC         DEBT    358430AA4      $2,790      4,500  PRN               SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LIMITED          OPTION   G3921A900      $7,463      1,500            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
ASCENT ENTERTAINMENT GRP         COMMON   043628106      $4,680    368,900  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP                 OPTION   373298908      $5,075      1,000            CALL    SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
GP STRATEGIES CORP               COMMON   36225V104        $549     89,600  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
GENZYME TRANSGENICS CORP         COMMON   37246E105      $1,818    143,988  SH                SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HMT TECHNOLOGY CORP               DEBT    403917AD9      $2,110      5,954  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP                  DEBT    421924AF8        $117        150  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT-PACKARD CO               OPTION   428236903      $5,697        500            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
HEXCEL CORP                       DEBT    428291AA6      $1,028      1,500  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
INACOM CORP                      OPTION   45323G909        $713        975            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
INACOM CORP                      OPTION   45323G959      $1,813      2,479             PUT    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
ISOCOR                           COMMON   464902105      $7,147    164,300  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED HEALTH SVCS INC        DEBT    45812CAE6          $6      1,236  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
INGRAM MICRO INC                 OPTION   457153954        $131        100             PUT    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                       COMMON   458140100      $2,881     35,000  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO           OPTION   460146953        $564        100             PUT    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
IT GROUP INC                      PREF    465266302      $9,823    534,580  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
JACOR COMMUNICATIONS INC        WARRANT   469858138      $5,670    367,300  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
KMART FINANCING                   PREF    498778208      $1,850     42,275  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
KMART CORP                       OPTION   482584959      $1,062      1,055             PUT    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
LASERSIGHT INC                   COMMON   517924106        $800     80,000  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY DIGITAL INC              COMMON   530436104      $7,054     95,000  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
LERNOUT & HAUSPIE SPEECH         COMMON   B5628B104      $4,884    105,600  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
LERNOUT & HAUSPIE SPEECH         OPTION   B5628B904      $4,625      1,000            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON HBOC INC                OPTION   58155Q903        $451        200            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MDC COMMUNICATIONS CORP          COMMON   55267W309      $1,675    200,000  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC           OPTION   590188908      $4,175        500            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INT'L INC                   DEBT    559222AE4        $963      1,079  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INT'L INC                   DEBT    559222AG9      $1,165      1,366  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MOLEX INC                        COMMON   608554200      $2,149     47,500  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO                      COMMON   611662107     $22,711    637,500  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WTR          OPTION   617446908      $7,138        500            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD EXPLORATION CO           PREF    651291205      $1,034     22,480  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                 OPTION   676220906        $597        500            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
OFFSHORE LOGISTICS                DEBT    676255AF9     $10,963     13,410  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
OWENS & MINOR INC                OPTION   690732902        $223        250            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION               OPTION   68389X905      $5,603        500            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
ORGANOGENESIS INC                OPTION   685906909        $434        500            CALL    SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
PEP BOYS MANNY MOE & JACK         DEBT    713278AJ8      $2,875      5,450  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTERNATIONAL INC           DEBT    741932AB3      $7,312     22,075  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
PERLE SYSTEMS LTD                COMMON   714152105      $2,638    315,000  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
PARKER DRILLING CO                DEBT    701081AD3      $1,249      1,723  PRN               SOLE             X
------------------------------------------------------------------------------------------------------------------------------------
PATINA OIL & GAS CO             WARRANT   703224113         $21     48,144  SH                SOLE             X
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PSINET INC                   PREF     74437C309    $5,031       87,115     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
PSINET INC                  OPTION    74437C901    $7,410        1,200              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                 DEBT     747906AC9      $529          705    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
RITE AID CORP               COMMON    767754104      $641       57,300     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP               DEBT     755246AA3    $5,612       16,033    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
REVLON INC                  COMMON    761525500    $1,397      176,000     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
RES-CARE INC                 DEBT     760943AC4   $11,272       14,475    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
ROUSE CO                     PREF     779273309    $3,820      122,238     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GROUP     PREF     829226505    $6,812      192,574     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP              PREF     81211K209   $30,315      600,305     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP             OPTION    81211K900    $1,295          250              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SEAGATE TECH                OPTION    811804903    $2,328          500              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS CORP       COMMON    827056102    $1,001      102,000     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS CORP        DEBT     827056AC6    $9,883       13,266    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SIMULA INC                   DEBT     829206AB7    $1,855        2,972    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SUNBEAM CORPORATION         COMMON    867071102    $7,963    1,901,500     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SENSORMATIC ELECTRONICS      PREF     817265200      $629       25,662     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
STMICROELECTRONICS NV       COMMON    861012102   $11,726       78,700     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC        OPTION    866810904    $9,680        1,250              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
TJ INTERNATIONAL INC        COMMON    872534102    $2,554       60,800     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO          DEBT     879403AD5    $3,059        2,350    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
TRANS WORLD AIRLINES        COMMON    893349837    $2,591      921,224     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
TRANS WORLD AIRLINES        OPTION    893349907      $149          531              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
TOWER AUTOMOTIVE INC         DEBT     891707AE1    $2,509        3,000    PRN                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
UNITED GLOBALCOM INC         PREF     913247805    $2,926       46,800     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP          OPTION    907818908    $1,091          250              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
UST CORP                    COMMON    902900109    $9,816      309,180     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
SEAGRAM CO                   PREF     811850205    $8,007      177,940     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC           COMMON    934390105    $3,599      292,315     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC           OPTION    934390955      $456          370               PUT       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP        COMMON    958102105    $2,514      600,400     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WENDY'S INTERNATIONAL INC   COMMON    950590109      $479       23,200     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WENDY'S INTERNATIONAL INC   OPTION    950590909      $206          100              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WHX CORP                    COMMON    929248102    $2,656      295,117     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
WHX CORP                     PREF     929248201    $5,639      179,030     SH                  SOLE             X
-----------------------------------------------------------------------------------------------------------------------------
YAHOO INC                   OPTION    984332906   $34,615          800              CALL       SOLE             X
-----------------------------------------------------------------------------------------------------------------------------